SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company evaluated subsequent events through, the date the consolidated financial statements were available to be issued, in accordance with ASC 855, Subsequent Events.
On January 16, 2026, the Company received an additional advance of £250,000 from Hawk Investment Holdings Limited under its existing loan arrangements. Following this advance, the aggregate principal amount outstanding under the loan increased to £833,333. The additional advance provided incremental working capital to support the Company’s ongoing operations and development activities.

Subsequent to December 31, 2025, certain holders of the Company’s Performance Incentive Grants exercised vested awards resulting in the issuance of 315,889 Class A ordinary shares and aggregate proceeds to the Company of approximately $3 million. Proceeds from these exercises were received between January 30, 2026 and April 29, 2026 and are intended to support the Company’s working capital requirements and general corporate purposes.

Other than as described above, the Company did not identify any subsequent events requiring adjustment to or disclosure in the consolidated financial statements.